Note 8 Financial assets level 3 Sensitivity analysis (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets at fair value through other comprehensive income	€ (60,421)	€ (69,440)	€ (61,183)
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	33
Non trading financial assets mandatorily at fair value through profit or loss	35
Financial assets designated at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Financial assets level 3 total	68
Financial liabilities held for trading	3
Financial liabilities level 3 total	3
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	4
Non trading financial assets mandatorily at fair value through profit or loss	16
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	24
Non trading financial assets mandatorily at fair value through profit or loss	10
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	1
Non trading financial assets mandatorily at fair value through profit or loss	9
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	5
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(57)
Non trading financial assets mandatorily at fair value through profit or loss	(36)
Financial assets designated at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Financial assets level 3 total	(93)
Financial liabilities held for trading	(3)
Financial liabilities level 3 total	(3)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(4)
Non trading financial assets mandatorily at fair value through profit or loss	(5)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(24)
Non trading financial assets mandatorily at fair value through profit or loss	(10)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(25)
Non trading financial assets mandatorily at fair value through profit or loss	(21)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(5)
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0
Non trading financial assets mandatorily at fair value through profit or loss	0
Financial assets designated at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	(41)
Financial assets level 3 total	41
Financial liabilities held for trading	0
Financial liabilities level 3 total	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0
Non trading financial assets mandatorily at fair value through profit or loss	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0
Non trading financial assets mandatorily at fair value through profit or loss	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0
Non trading financial assets mandatorily at fair value through profit or loss	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0
Non trading financial assets mandatorily at fair value through profit or loss	0
Financial assets designated at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	(43)
Financial assets level 3 total	(43)
Financial liabilities held for trading	0
Financial liabilities level 3 total	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0
Non trading financial assets mandatorily at fair value through profit or loss	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0
Non trading financial assets mandatorily at fair value through profit or loss	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0
Non trading financial assets mandatorily at fair value through profit or loss	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	€ 0